Supplement to the
Fidelity® Series Intrinsic Opportunities Fund
September 28, 2013
Prospectus

The following information replaces similar information found in the "Fund Management" section beginning on page 14.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's semi-annual report for the fiscal period ended January 31, 2013 and in the fund's annual report for the fiscal period ended July 31, 2013.

O2T-13-02  October 23, 2013
1.966436.101

Supplement to the
Fidelity® Series Intrinsic Opportunities Fund
Class F
September 28, 2013
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 14.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's semi-annual report for the fiscal period ended January 31, 2013 and in the fund's annual report for the fiscal period ended July 31, 2013.

O2T-F-13-02  October 23, 2013
1.966437.101